Income Taxes Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit, beginning of period	$ 2,109	$ 2,926	$ 2,967
Additions for tax positions related to the current year	0	0	585
Additions for tax positions of prior years	7,390	0	0
Reductions for tax positions of prior years	(934)	(817)	(626)
Unrecognized tax benefit, end of period	$ 8,565	$ 2,109	$ 2,926